                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 153 E. 53rd Street; 51st Floor
         New York, NY 10022

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    8/1/01
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]


Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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    [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      118

Form 13F Information Table Value Total:      $1,107,925,679

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            June 29, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

ADVANTA Corp. Cl. B      COMMON         00758B109     $838,200     60,000  SH      SOLE        NONE       SOLE
AMC Entertainment        COMMON         001669100   $3,469,700    266,900  SH      SOLE        NONE       SOLE
AMR Corp                 COMMON         001765106     $516,659     14,300  SH      SOLE        NONE       SOLE
Abercrombie & Fitch Co.  COMMON         002896207   $3,205,440     72,000  SH      SOLE        NONE       SOLE
Ace Ltd.                 COMMON         G0070K103  $19,032,921    486,900  SH      SOLE        NONE       SOLE
Adelphia Communications
  Corp.                  COMMON         006848105   $5,469,400    133,400  SH      SOLE        NONE       SOLE
Adidas Salomon           COMMON         60.80988   $14,028,839    230,700  SH      SOLE        NONE       SOLE
Affiliated Managers
  Group Inc              COMMON         008252108   $7,687,500    125,000  SH      SOLE        NONE       SOLE
Alberta Energy
  Company Ltd.           COMMON         012873105   $4,124,000    100,000  SH      SOLE        NONE       SOLE
Alliance Capital
  Management             COMMON         01855A101   $1,262,828     23,800  SH      SOLE        NONE       SOLE
Allstate Corp.           COMMON         020002101   $5,841,872    132,800  SH      SOLE        NONE       SOLE
American International
 Group Inc.              COMMON         026874107  $43,669,637    513,700  SH      SOLE        NONE       SOLE
American Standard
  Companies Inc.         COMMON         029712106   $7,013,670    116,700  SH      SOLE        NONE       SOLE
Andover Bancorp Inc      COMMON         034258103     $663,300     13,200  SH      SOLE        NONE       SOLE
Ann Taylor Stores Corp.  COMMON         036115103   $9,010,860    251,700  SH      SOLE        NONE       SOLE
Anthracite Capital Inc.  COMMON         037023108   $3,643,185    329,700  SH      SOLE        NONE       SOLE
Applebees International
  Inc.                   COMMON         037899101  $17,327,968    541,499  SH      SOLE        NONE       SOLE
Autozone Inc.            COMMON         053332102  $58,106,250  1,549,500  SH      SOLE        NONE       SOLE
Banknorth Group          COMMON         06646R107  $25,168,680  1,111,200  SH      SOLE        NONE       SOLE
Barnes & Noble Inc.      CONMON         067774109   $1,219,850     31,000  SH      SOLE        NONE       SOLE
Bayview Cap Corp         COMMON         07262L101  $14,025,000  1,875,000  SH      SOLE        NONE       SOLE
Beazer Homes USA Inc.    COMMON         07556Q105  $16,875,642    265,800  SH      SOLE        NONE       SOLE
Best Buy Co. Inc.        COMMON         086516101  $10,480,800    165,000  SH      SOLE        NONE       SOLE
Borders Group Inc.       COMMON         099709107   $4,594,240    205,100  SH      SOLE        NONE       SOLE
CBRL Group Inc.          COMMON         12489V106   $1,779,750    105,000  SH      SOLE        NONE       SOLE
CSK Auto Club            COMMON         125965103   $1,408,275    170,700  SH      SOLE        NONE       SOLE
CSX Corp.                COMMON         126408103   $5,519,352    152,300  SH      SOLE        NONE       SOLE
Callaway Golf Co.        COMMON         131193104   $2,610,160    165,200  SH      SOLE        NONE       SOLE
Champion Enterprises
  Inc.                   COMMON         158496109   $6,600,400    580,000  SH      SOLE        NONE       SOLE




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Charter One Financial
  Inc                    COMMON         160903100  $28,741,900    901,000  SH      SOLE        NONE       SOLE
Circuit City Stores      COMMON         172737108   $8,908,200    494,900  SH      SOLE        NONE       SOLE
Commerce Bancorp
  Inc. NJ                COMMON         200519106   $4,051,780     57,800  SH      SOLE        NONE       SOLE
Compass Banchshares
  Inc.                   COMMON         20449H109  $23,767,850    896,900  SH      SOLE        NONE       SOLE
Constellation Brands
  Inc                    COMMON         21036P108   $5,330,000    130,000  SH      SOLE        NONE       SOLE
Cost Plus Inc.           COMMON         221485105   $1,566,000     52,200  SH      SOLE        NONE       SOLE
Costco Companies Inc     COMMON         222372104  $33,192,640    808,000  SH      SOLE        NONE       SOLE
Dal Tile International
  Inc.                   COMMON         23426R108  $14,917,910    804,200  SH      SOLE        NONE       SOLE
Darden Restaurants Inc.  COMMON         237194105   $1,116,000     40,000  SH      SOLE        NONE       SOLE
Delia's Inc.             COMMON         24688Q101   $1,100,000    137,500  SH      SOLE        NONE       SOLE
Delphi Financial
  Group Inc              COMMON         247131105  $10,383,450    269,700  SH      SOLE        NONE       SOLE
Dollar Tree Stores
  Inc.                   COMMON         256747106   $3,457,728    124,200  SH      SOLE        NONE       SOLE
Ebay Inc.                COMMON         278642103   $1,232,820     18,000  SH      SOLE        NONE       SOLE
Electronics Boutique
  Holdings Corp          COMMON         286045109     $381,000     12,000  SH      SOLE        NONE       SOLE
Erie Indemnity Co        COMMON         29530P102   $1,085,875     36,500  SH      SOLE        NONE       SOLE
Everest Reinsurance
  Holdings               COMMON         G3223R108  $22,873,840    305,800  SH      SOLE        NONE       SOLE
Federated Department
  Stores Inc.            COMMON         31410H101   $6,897,750    162,300  SH      SOLE        NONE       SOLE
Fifth Third Bancorp      COMMON         316773100  $14,171,800    236,000  SH      SOLE        NONE       SOLE
FirstFed Financial Corp  COMMON         337907109     $387,400     13,000  SH      SOLE        NONE       SOLE
Gap Inc.                 COMMON         364760108   $9,309,000    321,000  SH      SOLE        NONE       SOLE
Golden State Bancorp     COMMON         381197102  $24,538,360    796,700  SH      SOLE        NONE       SOLE
Golden West
  Financial Corp.        COMMON         381317106  $15,571,776    242,400  SH      SOLE        NONE       SOLE
Gucci Group Inc.         COMMON         401566104     $826,500     10,000  SH      SOLE        NONE       SOLE
HCC Insurance
  Holdings Inc.          COMMON         404132102   $1,666,000     68,000  SH      SOLE        NONE       SOLE
Heller Financial Inc.    COMMON         423328103   $2,200,000     55,000  SH      SOLE        NONE       SOLE
Hibernia Corp.           COMMON         428656102   $9,387,720    527,400  SH      SOLE        NONE       SOLE
Hollywood Entertainment
  Corp                   COMMON         436141105  $23,946,030  2,830,500  SH      SOLE        NONE       SOLE
Home Depot Inc.          COMMON         437076102  $53,588,360  1,151,200  SH      SOLE        NONE       SOLE
HomeStore.com Inc.       COMMON         437852106     $874,000     25,000  SH      SOLE        NONE       SOLE
Intertan Inc.            COMMON         461120107   $1,601,600    114,400  SH      SOLE        NONE       SOLE
Intimate Brands Inc.     COMMON         461156101   $5,274,500    350,000  SH      SOLE        NONE       SOLE
JAKKS Pacific Inc.       COMMON         47012E106     $374,000     20,000  SH      SOLE        NONE       SOLE
Jefferson Pilot          COMMON         475070108   $9,499,712    196,600  SH      SOLE        NONE       SOLE
Jones Apparel
  Group Inc.             COMMON         480074103   $8,078,400    187,000  SH      SOLE        NONE       SOLE





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

Kingway Financial
  Services Inc           COMMON         496904103     $405,538     46,500  SH      SOLE        NONE       SOLE
Kmart Corp.              COMMON         482584109   $1,720,500    150,000  SH      SOLE        NONE       SOLE
Lehman Brothers
  Holdings               COMMON         524908100   $8,573,640    111,000  SH      SOLE        NONE       SOLE
Lennar Corp              COMMON         526057104  $14,928,600    358,000  SH      SOLE        NONE       SOLE
Lincoln National Corp.   COMMON         534187109   $4,481,550     86,600  SH      SOLE        NONE       SOLE
Linens and Things Inc.   COMMON         535679104   $1,721,160     63,000  SH      SOLE        NONE       SOLE
Loral Space &
  Communications         COMMON         G56462107   $4,088,000  1,460,000  SH      SOLE        NONE       SOLE
Lowes Companies Inc.     COMMON         548661107  $12,297,225    169,500  SH      SOLE        NONE       SOLE
MAF Bancorp Inc          COMMON         55261R108     $921,000     30,000  SH      SOLE        NONE       SOLE
MBNA Corp.               COMMON         55262L100   $4,389,000    133,000  SH      SOLE        NONE       SOLE
Masco Corp.              COMMON         574599106     $998,400     40,000  SH      SOLE        NONE       SOLE
Metris Companies Inc.    COMMON         591598107   $7,503,846    222,600  SH      SOLE        NONE       SOLE
Navigant International
  Inc                    COMMON         63935R108   $1,094,800     78,200  SH      SOLE        NONE       SOLE
New York Community
  Bancorp Inc            COMMON         649445103  $41,140,155  1,092,700  SH      SOLE        NONE       SOLE
Nextel Communications
  Inc                    COMMON         65332V103  $12,180,000    696,000  SH      SOLE        NONE       SOLE
Nike Inc.                COMMON         654106103   $8,746,517    208,300  SH      SOLE        NONE       SOLE
Oakwood Homes Corp       COMMON         674098207     $357,000     71,400  SH      SOLE        NONE       SOLE
Ohio Casulty Corp.       COMMON         677240103   $1,489,250    115,000  SH      SOLE        NONE       SOLE
Old Republic
  International Corp     COMMON         680223104  $51,860,700  1,788,300  SH      SOLE        NONE       SOLE
PMI Group Inc.           COMMON         69344M101  $14,265,515    199,100  SH      SOLE        NONE       SOLE
Pacific Century
  Financial Corp.        COMMON         694058108  $18,517,220    718,000  SH      SOLE        NONE       SOLE
Pep Boys Manny
  Moe & Jack             COMMON         713278109   $1,403,750    125,000  SH      SOLE        NONE       SOLE
PetSmart Inc.            COMMON         716768106  $15,952,035  2,262,700  SH      SOLE        NONE       SOLE
Phoenix Companies Inc    COMMON         71902E109  $18,990,600  1,021,000  SH      SOLE        NONE       SOLE
Polo Ralph Lauren        COMMON         731572103  $21,315,960    826,200  SH      SOLE        NONE       SOLE
Procter & Gamble Co.     COMMON         742718109   $6,571,400    103,000  SH      SOLE        NONE       SOLE
Quiksilver Inc.          COMMON         74838C106   $7,312,500    292,500  SH      SOLE        NONE       SOLE
Radian Group Inc.        COMMON         750236101   $2,912,400     72,000  SH      SOLE        NONE       SOLE
RadioShack Corp.         COMMON         750438103  $12,474,500    409,000  SH      SOLE        NONE       SOLE
Ryland Group Inc.        COMMON         783764103   $1,821,600     36,000  SH      SOLE        NONE       SOLE
Scientific Games Corp    COMMON         80874P109     $368,125     62,500  SH      SOLE        NONE       SOLE
Sears Roebuck and Co.    COMMON         812387108  $13,327,650    315,000  SH      SOLE        NONE       SOLE
Sonic Automotive Inc.    COMMON         83545G102   $8,591,180    449,800  SH      SOLE        NONE       SOLE
Sports Authority Inc.    COMMON         849176102   $1,300,500    382,500  SH      SOLE        NONE       SOLE
St. Paul Companies Inc.  COMMON         792860108   $8,127,210    160,300  SH      SOLE        NONE       SOLE
Stanley Works            COMMON         854616109   $1,005,120     24,000  SH      SOLE        NONE       SOLE
Suntrust Banks Inc.      COMMON         867914103   $7,028,630    108,500  SH      SOLE        NONE       SOLE
Talbots Inc.             COMMON         874161102   $5,722,500    130,800  SH      SOLE        NONE       SOLE
Target Corporation       COMMON         87612E106     $380,600     11,000  SH      SOLE        NONE       SOLE
Tiffany & Co.            COMMON         886547108     $999,672     27,600  SH      SOLE        NONE       SOLE
Timberland Co.           COMMON         887100105   $1,722,636     43,600  SH      SOLE        NONE       SOLE
Tommy Hilfiger Corp.     COMMON         G8915Z102   $5,600,000    400,000  SH      SOLE        NONE       SOLE


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Too Inc.                 COMMON         890333107  $32,597,780  1,189,700  SH      SOLE        NONE       SOLE
Toys R Us Holding Corp.  COMMON         892335100   $3,081,375    124,500  SH      SOLE        NONE       SOLE
Ultimate Electronics
  Inc.                   COMMON         903849107   $1,086,070     33,500  SH      SOLE        NONE       SOLE
Union Pacific Corp.      COMMON         907818108   $8,236,500    150,000  SH      SOLE        NONE       SOLE
Vans Inc.                COMMON         921930103   $3,510,900    149,400  SH      SOLE        NONE       SOLE
Venator Group Inc.       COMMON         922944103  $22,628,700  1,479,000  SH      SOLE        NONE       SOLE
Viacom Inc.              COMMON         925524308  $11,643,750    225,000  SH      SOLE        NONE       SOLE
Wells Fargo & Co.        COMMON         949746101   $5,594,815    120,500  SH      SOLE        NONE       SOLE
Wet Seal Inc.            COMMON         961840105     $830,640     24,000  SH      SOLE        NONE       SOLE
Willis Lease
  Finance Corp.          COMMON         970646105     $177,120     16,000  SH      SOLE        NONE       SOLE
Yahoo! Inc.              COMMON         984332106   $1,499,250     75,000  SH      SOLE        NONE       SOLE
York International Corp  COMMON         986670107  $11,409,516    325,800  SH      SOLE        NONE       SOLE
Zale Corp.               COMMON         988858106   $5,526,800    164,000  SH      SOLE        NONE       SOLE
                                                $1,107,925,679




































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02717001.AB4